Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	106 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Franklin International Core Dividend Tilt Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin International Core Dividend Tilt Index ETF (NAV)
Average Annual Return, Percent		5.24%	12.92%	8.50%
Franklin Emerging Market Core Dividend Tilt Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin Emerging Market Core Dividend Tilt Index ETF (NAV)
Average Annual Return, Percent		10.79%	8.80%	4.71%
Franklin U.S. Core Dividend Tilt Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin U.S. Core Dividend Tilt Index ETF (NAV)
Average Annual Return, Percent		10.64%	16.48%	9.52%
Franklin U.S. Equity Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin U.S. Equity Index ETF (NAV)
Average Annual Return, Percent		8.10%	15.19%	10.40%
Morningstar Developed Markets ex-North America Target Market Exposure Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Morningstar Developed Markets ex-North America Target Market Exposure Index-NR†
Average Annual Return, Percent	[1]	4.71%	11.84%	0.00%
Morningstar Emerging Markets Target Market Exposure Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Emerging Markets Target Market Exposure Index-NR
Average Annual Return, Percent	[2]	6.88%	8.58%	0.00%
Morningstar US Target Market Exposure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Morningstar US Target Market Exposure Index†
Average Annual Return, Percent	[3]	8.14%	18.49%	0.00%
Morningstar US Target Market Exposure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Morningstar US Target Market Exposure Index†
Average Annual Return, Percent	[4]	8.14%	18.49%	0.00%
Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR††
Average Annual Return, Percent	[5]	4.71%	13.86%	9.60%
Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR††††
Average Annual Return, Percent	[6]	5.13%	13.06%	8.80%
Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR†††
Average Annual Return, Percent	[7]	5.06%	0.00%	0.00%
Linked Morningstar Emerging Markets Target Market Exposure Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Morningstar Emerging Markets Target Market Exposure Index-NR
Average Annual Return, Percent	[8]	6.88%	7.94%	6.12%
Morningstar Emerging Markets Dividend Enhanced Select Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Emerging Markets Dividend Enhanced Select Index-NR
Average Annual Return, Percent	[9]	11.07%	0.00%	0.00%
Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR
Average Annual Return, Percent	[10]	11.32%	9.39%	5.29%
Linked Morningstar US Target Market Exposure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Morningstar US Target Market Exposure Index
Average Annual Return, Percent	[11]	8.14%	16.26%	11.08%
Linked Morningstar US Dividend Enhanced Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Morningstar US Dividend Enhanced Select Index
Average Annual Return, Percent	[12]	10.71%	16.52%	9.53%
Morningstar US Dividend Enhanced Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	Morningstar US Dividend Enhanced Select Index†††
Average Annual Return, Percent	[13]	10.71%	0.00%	0.00%
Linked Morningstar US Target Market Exposure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]	Linked Morningstar US Target Market Exposure Index††
Average Annual Return, Percent	[14]	8.14%	15.20%	10.42%

[1]
†	The Morningstar Developed Markets ex-North America Target Market Exposure Index-NR did not commence calculation and publication until June 10, 2019.

[2]
†	The Morningstar Emerging Markets Target Market Exposure Index-NR did not commence calculation and publication until February 25, 2019.

[3]
†	The Morningstar US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.

[4]
†	The Morningstar US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.

[5]
††	The Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR reflects the performance of the Fund’s old primary benchmark, the MSCI Europe, Australasia and the Far East (EAFE) 100% Hedged to USD Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[6]
††††	The Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR reflects the performance of the Fund’s old underlying index, LibertyQ International Equity Hedged Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[7]
†††	The Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR did not commence calculation and publication until June 15, 2022.

[8]
††	The Linked Morningstar Emerging Markets Target Market Exposure Index-NR reflects the performance of the Fund’s old primary benchmark, the MSCI Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[9]
†††	The Morningstar Emerging Markets Dividend Enhanced Select Index-NR did not commence calculation and publication until June 15, 2022.

[10]
††††	The Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR reflects the performance of the Fund’s old underlying index, LibertyQ Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[11]
††	The Linked Morningstar US Target Market Exposure Index reflects the performance of the Fund’s old primary benchmark, the MSCI All Country World Index (ACWI) ex REITs Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[12]
††††	The Linked Morningstar US Dividend Enhanced Select Index reflects the performance of the Fund’s old underlying index, LibertyQ Global Dividend Index, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[13]
†††	The Morningstar US Dividend Enhanced Select Index did not commence calculation and publication until June 15, 2022.

[14]
††	The Linked Morningstar US Target Market Exposure Index reflects the performance of the Fund’s previous underlying index, the LibertyQ Global Equity Index-NR, through July 31, 2022, followed by the performance of the Underlying Index thereafter.